Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Cordyceps Sunshine Biotech Holdings Co., Ltd.
Trading Symbol	None
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	111,120,000
Amendment Flag	false
Entity Central Index Key	0001885680
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-269315
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6th Fl., No. 15, Lane 548,
Entity Address, Address Line Two	Ruiguang Road, Neihu District,
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Title of 12(b) Security	None
Security Exchange Name	NONE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Keith K Zhen CPA
Auditor Firm ID	6673
Auditor Location	Brooklyn, NY
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	6th Fl., No. 15, Lane 548,
Entity Address, Address Line Two	Ruiguang Road, Neihu District,
Entity Address, City or Town	Taipei City,
Entity Address, Country	TW
Contact Personnel Name	Szu Hao Huang
City Area Code	886
Local Phone Number	2-27489091
Contact Personnel Email Address	dalan@cordyceps-sunshine.com